Property, Plant, and Equipment (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 21, 2010
Property, Plant, and Equipment (Textuals)
Capitalized costs related to properties with unproved reserves not yet subject to depletion at Exploration & Production	$ 1,900	$ 1,900	$ 855
Percentage of the equity of Dakota-3 E&P Company LLC					100.00%
Net acres held by acquired company approximately					85,800
Percentage of acreage undeveloped approximately					85.00%
Acquisition of major acreage position in North Dakota's Bakken Shale oil play by Exploration and Production	949
Depreciation, depletion and amortization expense for property, plant, and equipment		1,507	1,469	1,310
Asset retirement obligations included in other liabilities and deferred income		745	712
Offsetting increase related to changes in the timing and method of abandonment on certain of Transco's natural gas storage caverns		31
Maximum coverage on damage to Property plant and equipment from windstorm	75	75
Regulated [Member]
Property, Plant and Equipment [Line Items]
Amounts in excess of the original cost of the regulated facilities within our gas pipeline businesses	$ 906	$ 906	$ 946
Period of straight-line amortization method		40 years